Goodwill - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2007
Goodwill [Line Items]
Goodwill acquired during period					$ 10,500,000,000
Goodwill impairment loss	0	0	0	4,300,000,000
Timeshare [member]
Goodwill [Line Items]
Goodwill impairment loss				$ 795,000,000